Consolidated Statement of Changes in Equity	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated deficit USD ($)	Foreign currency reserve USD ($)	DSUs USD ($)	DSUs Share capital USD ($) shares	DSUs Contributed surplus USD ($)	RSUs USD ($) shares	RSUs Share capital USD ($) shares	RSUs Contributed surplus USD ($)	Warrants USD ($)	Warrants Share capital USD ($) shares
Equity (in shares) | shares		178,062,667
Equity at Dec. 31, 2017	$ 119,855,000	$ 986,497,000	$ 290,536,000	$ (1,157,382,000)	$ 204,000
Equity (in shares) | shares		231,891,643
Net loss	(27,323,000)			(27,323,000)
Private placement (note 19) (in shares) | shares		51,831,659
Private placement (note 19)	$ 183,672,000	$ 183,672,000
Redeemed/exercised (in shares) | shares	945,022	945,022					154,752		149,980	149,980			747,563
Redeemed/exercised	$ 1,628,000	$ 2,592,000	(964,000)			$ (436,000)	$ 356,000	$ (792,000)	$ (464,000)	$ 338,000	$ (802,000)	$ 1,434,000	$ 1,434,000
Share-based compensation (note 19)	3,282,000		3,282,000			436,000			$ 464,000
Other comprehensive income (loss):
Defined benefit plan actuarial gain (loss)	305,000			305,000
Foreign currency translation for foreign operations	647,000				647,000
Equity at Dec. 31, 2018	282,600,000	$ 1,174,889,000	291,260,000	(1,184,400,000)	851,000
Equity (in shares) at Dec. 31, 2018 | shares		231,891,643
Equity (in shares) | shares		231,891,643
Equity (in shares) | shares		234,514,326
Net loss	$ (39,050,000)			(39,050,000)
Redeemed/exercised (in shares) | shares	2,234,997	2,234,997							387,686	387,686
Redeemed/exercised	$ 4,624,000	$ 7,223,000	(2,599,000)						$ (1,034,000)	$ 548,000	$ (1,582,000)
Share-based compensation (note 19)	3,561,000		3,561,000			$ 0			$ 1,034,000
Other comprehensive income (loss):
Defined benefit plan actuarial gain (loss)	(400,000)			(400,000)
Foreign currency translation for foreign operations	(38,000)				(38,000)
Equity at Dec. 31, 2019	$ 250,263,000	$ 1,182,660,000	$ 290,640,000	$ (1,223,850,000)	$ 813,000
Equity (in shares) at Dec. 31, 2019 | shares		234,514,326
Equity (in shares) | shares		234,514,326